Revenues - Additional information (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Percentage of revenue U.S. ground autonomy solutions	0.00%	36.00%	89.00%	89.00%
Material amounts			$ 0	$ 0
Contract liability included in accrued expenses	$ 300	$ 300	0	1,100
Revenue included in the corresponding deferred revenue			1,100
Revenues related to immaterial		$ 11,000	$ 0	$ 0
Percentage of revenue from freight delivery	32.00%	29.00%
Percentage of revenue from DaaS	68.00%	34.00%